Other Real Estate Owned (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 130,000	$ 499,000
Additions	0	0
Sales	0	(349,000)
Write-downs	(10,000)	(20,000)
Balance, end of year	$ 120,000	$ 130,000